Risk management_Credit risk exposure by industries (Details)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	₩ 282,457,578,000,000	$ 253,803,197,000	₩ 0
Securities at amortized cost	[1]	22,932,559,000,000	20,606,127,000	0
Loans and receivables	[1]	0	0	267,106,204,000,000
Financial assets at FVTPL (IAS 39)				5,795,774,000,000
Financial assets at FVTPL (IFRS 9)		4,262,619,000,000
AFS debt securities				13,229,244,000,000
Financial assets at FVTOCI	[2]	17,112,249,000,000
HTM securities	[1]	0	0	16,749,296,000,000
Derivative assets (Designated for hedging)		35,503,000,000	$ 31,901,000	59,272,000,000
Off balance sheet item
Off-balance accounts		110,463,121,000,000		93,620,040,000,000
Total		437,263,629,000,000		396,559,830,000,000
Service
Categories of financial assets
Loans and other financial assets at amortized cost		48,319,987,000,000
Securities at amortized cost		1,157,512,000,000
Loans and receivables				47,192,641,000,000
Financial assets at FVTPL (IAS 39)				100,766,000,000
Financial assets at FVTPL (IFRS 9)		120,659,000,000
AFS debt securities				707,737,000,000
Financial assets at FVTOCI		382,409,000,000
HTM securities				1,348,754,000,000
Derivative assets (Designated for hedging)		0
Off balance sheet item
Off-balance accounts		17,645,104,000,000		16,892,926,000,000
Total		67,625,671,000,000		66,242,824,000,000
Manufacturing
Categories of financial assets
Loans and other financial assets at amortized cost		34,972,072,000,000
Securities at amortized cost		0
Loans and receivables				34,502,509,000,000
Financial assets at FVTPL (IAS 39)				83,239,000,000
Financial assets at FVTPL (IFRS 9)		153,159,000,000
AFS debt securities				37,719,000,000
Financial assets at FVTOCI		109,749,000,000
HTM securities				0
Derivative assets (Designated for hedging)		0
Off balance sheet item
Off-balance accounts		22,300,388,000,000		21,427,378,000,000
Total		57,535,368,000,000		56,050,845,000,000
Finance and insurance
Categories of financial assets
Loans and other financial assets at amortized cost		40,338,823,000,000
Securities at amortized cost		13,414,743,000,000
Loans and receivables				38,260,051,000,000
Financial assets at FVTPL (IAS 39)				4,640,068,000,000
Financial assets at FVTPL (IFRS 9)		3,117,845,000,000
AFS debt securities				7,331,774,000,000
Financial assets at FVTOCI		13,017,646,000,000
HTM securities				10,962,149,000,000
Derivative assets (Designated for hedging)		35,503,000,000		59,272,000,000
Off balance sheet item
Off-balance accounts		9,654,685,000,000		9,841,379,000,000
Total		79,579,245,000,000		71,094,693,000,000
Construction
Categories of financial assets
Loans and other financial assets at amortized cost		3,295,967,000,000
Securities at amortized cost		527,847,000,000
Loans and receivables				3,574,746,000,000
Financial assets at FVTPL (IAS 39)				15,073,000,000
Financial assets at FVTPL (IFRS 9)		16,118,000,000
AFS debt securities				153,534,000,000
Financial assets at FVTOCI		224,665,000,000
HTM securities				296,214,000,000
Derivative assets (Designated for hedging)		0
Off balance sheet item
Off-balance accounts		4,146,708,000,000		3,842,479,000,000
Total		8,211,305,000,000		7,882,046,000,000
Individuals
Categories of financial assets
Loans and other financial assets at amortized cost		145,715,074,000,000
Securities at amortized cost		0
Loans and receivables				133,094,287,000,000
Financial assets at FVTPL (IAS 39)				1,040,000,000
Financial assets at FVTPL (IFRS 9)		7,614,000,000
AFS debt securities				0
Financial assets at FVTOCI		5,535,000,000
HTM securities				0
Derivative assets (Designated for hedging)		0
Off balance sheet item
Off-balance accounts		49,948,865,000,000		36,928,554,000,000
Total		195,677,088,000,000		170,023,881,000,000
Others
Categories of financial assets
Loans and other financial assets at amortized cost		9,815,655,000,000
Securities at amortized cost		7,832,457,000,000
Loans and receivables				10,481,970,000,000
Financial assets at FVTPL (IAS 39)				955,588,000,000
Financial assets at FVTPL (IFRS 9)		847,224,000,000
AFS debt securities				4,998,480,000,000
Financial assets at FVTOCI		3,372,245,000,000
HTM securities				4,142,179,000,000
Derivative assets (Designated for hedging)		0
Off balance sheet item
Off-balance accounts		6,767,371,000,000		4,687,324,000,000
Total		₩ 28,634,952,000,000		₩ 25,265,541,000,000

[1]	The consolidated statements of financial position as of December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated in accordance with IFRS 9.
[2]	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.